UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/2018

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Equity Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus International Equity Fund

SEMIANNUAL REPORT March 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus International Equity Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Equity Fund, covering the six-month period from October 1, 2017 through March 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds generally lost a degree of value over the first quarter of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the reporting period overall. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates and inflation expectations increased.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
April 16, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2017 through March 31, 2018, as provided by Mark A. Bogar, Andrew R. Leger, and James A. Lydotes, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2018, Dreyfus International Equity Fund’s Class A shares produced a total return of 3.31%, Class C shares returned 2.90%, Class I shares returned 3.45%, and Class Y shares returned 3.45%.1 In comparison, the fund’s benchmark, the MSCI EAFE Index (the “Index”), produced a total return of 2.46% for the same period.2

International equity markets posted moderate gains over the reporting period amid rising corporate earnings and improving global economic trends. The fund produced higher returns than the Index, mainly due to the success of our security selection strategy in Japan, Australia, and Finland.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. The fund normally invests at least 80% of its assets in shares of companies located in the foreign countries represented in the Index and Canada, and may also invest up to 20% of its assets in securities of issuers located in emerging market countries.

We employ a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks. We seek to allocate country weights generally in accordance with the Index, but deviations from the Index country weightings may occur. We use the sector allocations of the Index as a guide, but allocations may differ from those of the Index. The fund’s stock selection process is designed to produce a diversified portfolio that, relative to the Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Economic Trends and Corporate Earnings Bolstered Stocks

Developed international markets gained ground over the reporting period, supported by continuing economic recoveries in Europe and Asia and rising corporate earnings globally. Asian equity markets led the advance, with Japanese stocks benefiting from greater economic growth, unexpectedly strong corporate earnings reports, and the reelection of the incumbent government. Global growth trends enabled UK equities to post gains despite a sluggish domestic economy and ongoing concerns regarding the country’s impending exit from the European Union. In the Eurozone, on the other hand, stocks moved lower despite improving regional economic fundamentals, including stronger economic data and labor markets. Political uncertainties in Germany and Spain particularly weighed on European stock prices during the final months of 2017.

Most developed international markets, including the Eurozone, rallied in January 2018. However, February saw an increase in market volatility prompted by perceived inflationary pressures in the United States, and market declines continued in March due to concerns about possible U.S. trade restrictions. The resulting market weakness erased a portion of the Index’s previous gains.

Stock Selections Drove Fund Performance

The fund outperformed the Index during the reporting period on the strength of our stock selection strategy across a variety of countries and industry groups.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In Japan, consumer electronics producer Sony reported better-than-expected financial results stemming from a focus on higher growth areas such as mobile gaming, smartphone cameras, and streaming audio. Meanwhile, automotive components manufacturer Denso boosted earnings amid robust demand for new technologies used in electric and autonomous vehicles. Top performers in Australia included diversified financial services firm Macquarie Group, which instituted a share buyback program after posting especially strong revenues from fee income in its asset management division. In Finland, forest products company UPM-Kymmene benefited from rising paper pulp prices, which helped drive higher levels of free cash flow and an improved balance sheet. Other successful investments included Italian luxury apparel company Moncler, which achieved higher same-store sales comparisons. Hong Kong-based insurer AIA Group reported better-than-expected new business growth, particularly in China.

Disappointments for the reporting period included Italian defense contractor Leonardo, which missed quarterly earnings targets and reduced its future guidance to analysts. In France, IT consulting firm Atos lost value when investors reacted negatively to a proposed acquisition. Swiss global staffing company Adecco encountered competitive pressures that weighed on profit margins. Belgian postal operator bpost struggled with softness in its core mail business and lower profits in its logistics business. In the health care sector, Swiss pharmaceutical developer Roche Holding contended with competitive challenges to a key cancer drug, and Japan’s Shionogi & Co. saw elevated research-and-development costs and greater pricing pressures affecting its generic and branded drugs.

A Constructive Investment Posture

While threats of new U.S. tariffs have raised concerns regarding stock market volatility and the stability of international trade relations, we believe that fundamental economic trends portend well for continued growth in developed international markets. We have positioned the fund to benefit from these favorable conditions through overweighted exposure to the financials, energy, and consumer discretionary sectors. In contrast, as of the reporting period’s end, the fund held relatively few holdings in the consumer staples and health care sectors.

April 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by The Dreyfus Corporation and BNY Mellon Asset Management North America Corporation pursuant to an agreement in effect through February 1, 2019, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Equity Fund from October 1, 2017 to March 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2018†
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††	$5.61	$9.51	$4.26	$4.26
Ending value (after expenses)	$1,033.10	$1,029.00	$1,034.50	$1,034.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2018†††
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††††	$5.64	$9.55	$4.28	$4.28
Ending value (after expenses)	$1,019.35	$1,015.46	$1,020.69	$1,020.69

† The statements above represent March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

†† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.90% for Class C, .85% for Class I and .85% for Class Y, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the actual days in the period).

††† Please note that while Class A, Class C, Class I and Class Y shares represent the last business day of the fund’s semiannual period, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period October 1, 2017 to March 31, 2018.

†††† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.90% for Class C, .85% for Class I and .85% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
March 31, 2018 (Unaudited)†

Description	Shares		Value ($)
Common Stocks - 98.4%
Australia - 5.3%
Aristocrat Leisure	295,365		5,506,470
BHP Billiton	273,435		6,048,471
Macquarie Group	195,824		15,623,392
Woodside Petroleum	246,038		5,558,653
Woolworths Group	371,419		7,527,573
			40,264,559
Belgium - 2.3%
bpost	173,193		3,913,858
UCB	163,006		13,297,000
			17,210,858
Brazil - 1.0%
APERAM	156,420		7,485,092
Finland - .9%
UPM-Kymmene	193,867		7,194,165
France - 10.4%
Arkema	63,247		8,258,952
Atos	50,303		6,887,332
BNP Paribas	228,730		16,959,306
Cie Generale des Etablissements Michelin	70,848		10,472,331
Orange	749,047		12,720,879
Renault	79,661		9,677,818
Thales	29,342		3,575,410
Vinci	102,406		10,083,019
			78,635,047
Germany - 8.1%
Allianz	61,450		13,887,373
Bayer	96,106		10,867,015
Deutsche Post	178,517		7,806,434
Evonik Industries	181,095		6,389,640
Fresenius & Co.	149,589		11,426,050
Hapag-Lloyd	104,117	[a,b]	4,066,358
Infineon Technologies	252,749		6,771,159
			61,214,029
Hong Kong - 3.2%
AIA Group	1,715,000		14,640,738
Sun Hung Kai Properties	593,000		9,446,423
			24,087,161
Italy - 5.6%
Enel	1,502,768		9,207,714
Fiat Chrysler Automobiles	459,655	[b]	9,424,727

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Italy - 5.6% (continued)
Leonardo	544,166		6,293,598
Moncler	178,536		6,808,010
Telecom Italia	11,049,751	[b]	10,522,824
			42,256,873
Japan - 24.3%
Alps Electric	357,200		8,844,738
Chubu Electric Power	397,000		5,685,422
Denso	162,900		8,947,522
Hitachi	2,036,000		14,853,512
ITOCHU	305,700		5,952,427
Japan Airlines	166,700		6,782,125
JTEKT	204,400		3,011,443
KDDI	308,300		7,917,540
MINEBEA MITSUMI	263,000		5,671,792
Mitsubishi Electric	569,800		9,261,035
Nintendo	21,300		9,498,034
Panasonic	450,000		6,427,962
Recruit Holdings	288,900		7,250,712
Seven & i Holdings	237,200		10,177,044
Shionogi & Co.	101,300		5,286,941
Showa Denko	127,100		5,331,056
Showa Shell Sekiyu	759,400		10,344,840
Sony	305,800		14,892,239
Sumitomo Mitsui Financial Group	434,800		18,437,473
Suzuki Motor	211,900		11,503,019
Zeon	515,000		7,496,216
			183,573,092
Macau - 1.7%
Sands China	2,346,000		12,738,781
Netherlands - 6.2%
ABN AMRO Group	395,790	[a]	11,932,973
Heineken	114,888		12,364,520
Koninklijke Philips	195,471		7,511,964
NN Group	345,512		15,344,565
			47,154,022
Norway - 1.1%
Aker BP	166,150		4,494,475
Telenor	161,196		3,666,316
			8,160,791
Portugal - 1.4%
Galp Energia	560,535		10,573,021
Singapore - .9%
United Overseas Bank	335,000		7,064,167

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Spain - 3.3%
ACS Actividades de Construccion y Servicios	210,236		8,202,482
Banco Santander	2,587,035		16,872,833
			25,075,315
Sweden - 1.3%
Alfa Laval	221,714		5,241,436
Volvo, Cl. B	266,510		4,865,726
			10,107,162
Switzerland - 5.1%
ABB	252,698		6,017,836
Adecco Group	84,294		6,006,012
Julius Baer Group	193,310	[b]	11,903,064
Novartis	182,277		14,746,583
			38,673,495
United Kingdom - 15.5%
Anglo American	272,897		6,375,436
Compass Group	231,919		4,739,065
Diageo	484,687		16,396,959
Ferguson	71,866		5,405,704
Imperial Brands	332,679		11,337,133
Prudential	483,008		12,073,878
Royal Dutch Shell, Cl. B	289,668		9,334,505
Shire	170,351		8,491,843
Smiths Group	174,099		3,702,307
SSE	782,444		14,023,328
Standard Chartered	1,128,030		11,295,333
Unilever	251,434		13,971,326
			117,146,817
United States - .8%
iShares MSCI EAFE ETF	84,666		5,899,527
Total Common Stocks (cost $650,115,760)			744,513,974

Description	Coupon Rate (%)	Shares		Value ($)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,867,236)	1.64	5,867,236	[c]	5,867,236
Total Investments (cost $655,982,996)		99.2%		750,381,210
Cash and Receivables (Net)		.8%		6,090,317
Net Assets		100.0%		756,471,527

ETF—Exchange-Traded Fund

†The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

aSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $15,999,331 or 2.11% of net assets.

bNon-income producing security.

cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) ††	Value (%)
Financials	21.9
Industrials	15.0
Consumer Discretionary	13.4
Consumer Staples	9.5
Health Care	9.5
Materials	7.2
Information Technology	6.2
Energy	5.3
Telecommunication Services	4.6
Utilities	3.8
Real Estate	1.2
Exchange-Traded Funds	.8
Money Market Investment	.8
99.2

†† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 9/30/17 ($)	Purchases ($)	Sales ($)	Value 3/31/18 ($)†	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	2,468,266	73,001,922	69,602,952	5,867,236.8		35,746

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS March 31, 2018 (Unaudited)†

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs International
Singapore Dollar	191,076	United States Dollar	145,731	4/2/18	1
Gross Unrealized Appreciation					1

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018 (Unaudited)†

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	650,115,760	744,513,974
Affiliated issuers	5,867,236	5,867,236
Cash		638,393
Cash denominated in foreign currency	7,361,493	7,379,657
Dividends receivable		3,840,491
Receivable for shares of Beneficial Interest subscribed		1,168,274
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1
Prepaid expenses		45,407
		763,453,433
Liabilities ($):
Due to The BNY Mellon Asset Management North America Corporation and affiliates—Note 3(c)		517,761
Payable for investment securities purchased		5,890,109
Payable for shares of Beneficial Interest redeemed		394,373
Accrued expenses		179,663
		6,981,906
Net Assets ($)		756,471,527
Composition of Net Assets ($):
Paid-in capital		727,654,225
Accumulated undistributed investment income—net		2,691,488
Accumulated net realized gain (loss) on investments		(68,386,510)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		94,512,324
Net Assets ($)		756,471,527

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	150,815,304	8,406,117	216,325,634	380,924,472
Shares Outstanding	3,751,737	206,867	5,297,758	9,333,677
Net Asset Value Per Share ($)	40.20	40.64	40.83	40.81

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.
See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2018 (Unaudited)†

Investment Income ($):
Income:
Cash dividends (net of $477,031 foreign taxes withheld at source):
Unaffiliated issuers	7,081,784
Affiliated issuers	35,746
Total Income	7,117,530
Expenses:
Investment advisory fee—Note 3(a)	2,837,633
Shareholder servicing costs—Note 3(c)	652,802
Administration fee—Note 3(a)	361,913
Custodian fees—Note 3(c)	63,038
Professional fees	48,911
Distribution fees—Note 3(b)	37,841
Registration fees	35,047
Trustees’ fees and expenses—Note 3(d)	34,098
Prospectus and shareholders’ reports	12,886
Loan commitment fees—Note 2	11,717
Miscellaneous	14,941
Total Expenses	4,110,827
Less—reduction in expenses due to undertaking—Note 3(a)	(755,060)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,966)
Net Expenses	3,353,801
Investment Income—Net	3,763,729
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	15,096,444
Net realized gain (loss) on forward foreign currency exchange contracts	(88,610)
Net Realized Gain (Loss)	15,007,834
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	5,140,104
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,157
Net Unrealized Appreciation (Depreciation)	5,141,261
Net Realized and Unrealized Gain (Loss) on Investments	20,149,095
Net Increase in Net Assets Resulting from Operations	23,912,824

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	†	Year Ended September 30, 2017
Operations ($):
Investment income—net	3,763,729		10,722,705
Net realized gain (loss) on investments	15,007,834		18,954,011
Net unrealized appreciation (depreciation) on investments	5,141,261		88,561,743
Net Increase (Decrease) in Net Assets Resulting from Operations	23,912,824		118,238,459
Distributions to Shareholders from ($):
Investment income—net:
Class A	(2,391,883)		(2,551,707)
Class C	(32,955)		(110,388)
Class I	(3,179,056)		(2,263,871)
Class Y	(5,996,138)		(5,124,738)
Total Distributions	(11,600,032)		(10,050,704)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	20,341,516		44,889,345
Class C	720,583		657,739
Class I	55,930,032		105,666,218
Class Y	28,100,555		64,167,577
Distributions reinvested:
Class A	1,415,328		1,683,273
Class C	24,372		74,857
Class I	2,656,559		1,864,817
Class Y	5,996,120		5,124,722
Cost of shares redeemed:
Class A	(26,867,411)		(74,345,590)
Class C	(4,608,990)		(6,480,514)
Class I	(33,160,672)		(86,226,290)
Class Y	(9,967,380)		(33,499,537)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	40,580,612		23,576,617
Total Increase (Decrease) in Net Assets	52,893,404		131,764,372
Net Assets ($):
Beginning of Period	703,578,123		571,813,751
End of Period	756,471,527		703,578,123
Undistributed investment income—net	2,691,488		10,527,791

	Six Months Ended March 31, 2018 (Unaudited)	†	Year Ended September 30, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	500,519		1,299,406
Shares issued for distributions reinvested	35,059		52,933
Shares redeemed	(660,133)		(2,179,612)
Net Increase (Decrease) in Shares Outstanding	(124,555)		(827,273)
Class Ca
Shares sold	17,619		18,737
Shares issued for distributions reinvested	596		2,333
Shares redeemed	(113,755)		(184,807)
Net Increase (Decrease) in Shares Outstanding	(95,540)		(163,737)
Class Ib
Shares sold	1,355,879		2,950,710
Shares issued for distributions reinvested	64,826		57,860
Shares redeemed	(797,661)		(2,450,097)
Net Increase (Decrease) in Shares Outstanding	623,044		558,473
Class Y
Shares sold	680,093		1,871,334
Shares issued for distributions reinvested	146,390		159,103
Shares redeemed	(242,924)		(973,627)
Net Increase (Decrease) in Shares Outstanding	583,559		1,056,810

†The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.
[a] During the period ended March 31, 2018, 6,862 Class C shares representing $277,605 were automatically converted to 6,873 Class A shares.
[b] During the period ended September 30, 2017, 1,317 Class A shares representing $44,975 were exchanged for 1,298 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	March 31, 2018	Year Ended September 30,
(Unaudited)†		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	39.51	33.37	32.37	35.69	33.61	27.34
Investment Operations:
Investment income—net[a]	.16	.52	.58	.39	.50	.47
Net realized and unrealized gain (loss) on investments	1.15	6.18	.74	(3.23)	2.06	6.52
Total from Investment Operations	1.31	6.70	1.32	(2.84)	2.56	6.99
Distributions:
Dividends from investment income—net	(.62)	(.56)	(.32)	(.48)	(.48)	(.72)
Net asset value, end of period	40.20	39.51	33.37	32.37	35.69	33.61
Total Return (%)[b]	3.31[c]	20.47	4.06	(8.01)	7.62	26.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.56[d]	1.64	1.59	1.37	1.40	1.46
Ratio of net expenses to average net assets	1.12[d]	1.12	1.12	1.12	1.12	1.12
Ratio of net investment income to average net assets	.81[d]	1.50	1.79	1.12	1.38	1.55
Portfolio Turnover Rate	19.12[c]	90.15	79.90	87.33	89.36	71.87
Net Assets, end of period ($ x 1,000)	150,815	153,146	156,949	77,052	77,195	51,441

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
Class C Shares	March 31, 2018	Year Ended September 30,
(Unaudited)†		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	39.63	33.43	32.46	35.79	33.75	27.45
Investment Operations:
Investment income (loss)—net[a]	(.01)	.26	.31	.14	.24	.24
Net realized and unrealized gain (loss) on investments	1.17	6.20	.75	(3.25)	2.05	6.55
Total from Investment Operations	1.16	6.46	1.06	(3.11)	2.29	6.79
Distributions:
Dividends from investment income—net	(.15)	(.26)	(.09)	(.22)	(.25)	(.49)
Net asset value, end of period	40.64	39.63	33.43	32.46	35.79	33.75
Total Return (%)[b]	2.90[c]	19.52	3.27	(8.73)	6.78	25.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.08[d]	2.13	2.16	2.14	2.17	2.27
Ratio of net expenses to average net assets	1.90[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income (loss) to average net assets	(.06)[d]	.75	.95	.39	.66	.77
Portfolio Turnover Rate	19.12[c]	90.15	79.90	87.33	89.36	71.87
Net Assets, end of period ($ x 1,000)	8,406	11,985	15,582	11,079	8,887	5,297

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	March 31, 2018	Year Ended September 30,
(Unaudited)†		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	40.12	33.82	32.74	36.03	33.85	27.47
Investment Operations:
Investment income—net[a]	.23	.67	.66	.56	.62	.54
Net realized and unrealized gain (loss) on investments	1.16	6.22	.77	(3.34)	2.06	6.57
Total from Investment Operations	1.39	6.89	1.43	(2.78)	2.68	7.11
Distributions:
Dividends from investment income—net	(.68)	(.59)	(.35)	(.51)	(.50)	(.73)
Net asset value, end of period	40.83	40.12	33.82	32.74	36.03	33.85
Total Return (%)	3.45[b]	20.80	4.37	(7.77)	7.91	26.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[c]	1.19	1.18	1.03	1.04	1.07
Ratio of net expenses to average net assets	.85[c]	.85	.85	.85	.85	.85
Ratio of net investment income to average net assets	1.13[c]	1.89	1.99	1.57	1.70	1.77
Portfolio Turnover Rate	19.12[b]	90.15	79.90	87.33	89.36	71.87
Net Assets, end of period ($ x 1,000)	216,326	187,558	139,214	83,179	214,170	132,978

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
Class Y Shares	March 31, 2018	Year Ended September 30,
(Unaudited)†		2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	40.10	33.80	32.73	36.66
Investment Operations:
Investment income—net[b]	.23	.67	.62	.10
Net realized and unrealized gain (loss) on investments	1.16	6.22	.80	(4.03)
Total from Investment Operations	1.39	6.89	1.42	(3.93)
Distributions:
Dividends from investment income—net	(.68)	(.59)	(.35)	—
Net asset value, end of period	40.81	40.10	33.80	32.73
Total Return (%)	3.45[c]	20.81	4.33	(10.72)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.99	1.00	1.01[d]
Ratio of net expenses to average net assets	.85[d]	.85	.85	.85[d]
Ratio of net investment income to average net assets	1.12[d]	1.87	1.89	.95[d]
Portfolio Turnover Rate	19.12[c]	90.15	79.90	87.33
Net Assets, end of period ($ x 1,000)	380,924	350,889	260,069	221,483

† The statement above represents March 29, 2018 which is the last business day of the fund’s semiannual period. See Note 1.

a From June 1, 2015 (commencement of initial offering) to September 30, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term growth of capital. Effective January 31, 2018, BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of BNY Mellon and an affiliate of BNY Mellon AMNA, serves as the fund’s Administrator. BNY Mellon AMNA is a specialist multi-asset investment manager formed by the combination of certain BNY Mellon affiliated investment management firms, including The Boston Company Asset Management, LLC, which served as the fund’s investment adviser prior to January 31, 2018.

Since March 29, 2018 represents the last day during the fund’s semiannual period on which the New York Stock Exchange was open for trading, the fund’s financial statements and notes to financial statements have been presented through that date to maintain consistency with the fund’s net asset value calculations used for shareholder transactions.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks	-	738,614,447†	-	738,614,447
Exchange-Traded Fund	5,899,527	-	-	5,899,527
Registered Investment Company	5,867,236	-	-	5,867,236
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	1	-	1

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation at period end.

The above inputs represent the last business day of the fund’s semiannual period as of March 29, 2018. See Note 1.

At March 31, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities in the table above. At September 30, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At March 31, 2018, Dreyfus Diversified International Fund, an affiliate of the fund, held 8,673,230 Class Y shares representing approximately 47% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $82,955,634 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2017. If not applied, $35,896,028 of the carryover expires in fiscal 2018. The fund has $8,095,205 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

As a result of the fund’s merger with Dreyfus International Value Fund, capital losses of $38,964,401 are available to offset future realized gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. The acquired fund had $348,558 of post-enactment short-term capital losses and $38,615,843 of post-enactment long-term capital losses which can be carried forward for an unlimited period but are also subject to an annual limitation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2017 was as follows: ordinary income $10,050,704. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with BNY Mellon AMNA, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets up to $500 million, .75% of the next $500 million of such assets, .70% of the next $500 million of such assets, .60% of the next $500 million of such assets and .50% of the fund’s average daily net assets in excess of $2 billion and is payable monthly. The effective investment advisory fee rate during the period ended March 31, 2018 was .78%.

Dreyfus and BNY Mellon AMNA have contractually agreed to waive receipt of their fees and/or assume the direct expenses of the fund, so that such expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of 1.12% for Class A shares, 1.90% for Class C shares, .85% for Class I shares and .85% for Class Y shares of the value of the respective class’ average daily net assets. With respect to Class A, Class C and Class I shares, this agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class. With respect to Class Y shares, this agreement will continue until February 1, 2019, after which the expense limitation can be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $755,060 during the period ended March 31, 2018.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. Pursuant to the administration agreement, the fund was charged $361,913 during the period ended March 31, 2018.

During the period ended March 31, 2018, the Distributor retained $2,763 from commissions earned on sales of the fund’s Class A shares and $852 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2018, Class C shares were charged $37,841 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2018, Class A and Class C shares were charged $191,385 and $12,614, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2018, the fund was charged $24,945 for transfer agency services and $1,965 for cash

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,965.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2018, the fund was charged $63,038 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1.

During the period ended March 31, 2018, the fund was charged $6,375 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to BNY Mellon AMNA and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $464,468, administration fees $59,281, Distribution Plan fees $5,120, Shareholder Services Plan fees $31,835, custodian fees $63,272, Chief Compliance Officer fees $3,160 and transfer agency fees $14,652, which are offset against an expense reimbursement currently in effect in the amount of $124,027.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2018, amounted to $168,424,246 and $138,483,717, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended March 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at March 31, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	1	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	1	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of March 31, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Goldman Sachs International	1		-	-	1

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2018:

Average Market Value ($)
Forward contracts	1,694,301

At March 31, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $94,398,215, consisting of $110,749,267 gross unrealized appreciation and $16,351,052 gross unrealized depreciation.

At March 31, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on October 30-31, 2017, the Board considered the renewal of the fund’s Investment Advisory Agreement with BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), (previously, The Boston Company Asset Management LLC, which, collectively with other affiliated entities, was combined into BNY Mellon AMNA effective January 31, 2018), pursuant to which BNY Mellon AMNA provides the fund with investment advisory services, and the fund’s Administration Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with administrative services (together, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from BNY Mellon AMNA and Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and BNY Mellon AMNA’s and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of BNY Mellon AMNA, Dreyfus and/or their affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods and above and the Performance Universe median for the one-, four- and five-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was above the performance of the index in five of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee was below the Expense Group and Expense Universe medians (with total expenses the lowest in the Expense Group).

Dreyfus representatives stated that Dreyfus and BNY Mellon AMNA have contractually agreed to waive receipt of their fees and/or assume the expenses of the fund so that annual direct fund operating expenses of Class A shares, Class C shares, Class I shares and Class Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.12%, 1.90%, 0.85% and 0.85%, respectively. With respect to Class A, C and I shares, this agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class. With respect to Class Y shares, this agreement will continue until February 1, 2019, after which the expense limitation can be terminated at any time.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised by BNY Mellon AMNA or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to BNY Mellon AMNA for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for providing services to the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus, BNY Mellon AMNA and their affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus or BNY Mellon AMNA from acting as administrator or investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by BNY Mellon AMNA and Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and BNY Mellon AMNA continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to BNY Mellon AMNA and its affiliates in connection with the management of the fund had been adequately considered by BNY Mellon AMNA in connection

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus, BNY Mellon AMNA and their affiliates, of Dreyfus and the services provided to the fund by BNY Mellon AMNA and Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus International Equity Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

BNY Mellon Asset Management
North America Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DIEAX Class C: DIECX Class I: DIERX Class Y: DIEYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0720SA0318

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 29, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 29, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)